Income Taxes	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
25.
Income taxes

The Company’s net loss before provision for income taxes for the three months and nine months periods ended December 31, 2023 and December 31, 2022 was as follows:

Particulars	For the three months ended December 31, 2023	For the three months ended December 31, 2022	For the nine months ended December 31, 2023	For the nine months ended December 31, 2022
Domestic	(28,679,087)	2,796,117	(61,637,236)	(5,806,071)
Foreign	(2,058,059)	(2,450,329)	(4,254,813)	(3,932,603)
Total	(30,737,146)	345,788	(65,892,049)	(9,738,674)

The components of the provision for income taxes for the three months and nine months periods ended December 31, 2023 and December 31, 2022 were as follows:

Particulars	For the three months ended December 31, 2023	For the three months ended December 31, 2022	For the nine months ended December 31, 2023	For the nine months ended December 31, 2022
Current:
Domestic	—	—	—	—
Foreign	(27,700)	17,214	44,377	22,115
	(27,700)	17,214	44,377	22,115
Deferred:
Domestic	—	—	—	—
Foreign	(99,032)	(65,933)	(137,759)	(68,826)
	(99,032)	(65,933)	(137,759)	(68,826)
Total provision for income taxes	(126,732)	(48,719)	(93,382)	(46,711)

The following is a reconciliation of the federal statutory income tax rate to the Company’s effective tax rate for the three months and nine months periods ended December 31, 2023 and December 31, 2022:

Particulars	For the three months ended December 31, 2023	For the three months ended December 31, 2022	For the nine months ended December 31, 2023	For the nine months ended December 31, 2022
Federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%
Non deductible expenses	0.03%	26.80%	4.98%	(2.93)%
Valuation allowance	(20.51)%	0.82%	(25.73)%	(19.41)%
Foreign rate differential	(0.16)%	(27.81)%	(0.17)%	1.64%
Share warrants	0.00%	2.01%	0.00%	(0.07)%
Other	0.05%	(36.91)%	0.06%	0.25%
Total provision for income taxes	0.41%	(14.09)%	0.14%	0.48%

The components of the Company’s net deferred tax assets as of the nine months period ended December 31, 2023 and year ended March 31, 2023 were as follows:

Particulars	As of December 31, 2023	As of March 31, 2023
Deferred tax assets:
Net operating loss carry forwards	25,134,198	8,480,316
Unabsorbed depreciation carry forwards	107,160	54,438
Retirement benefits	74,587	56,603
Depreciation and amortization	124,269	50,918
Others	241,303	5,965
Total deferred tax assets	25,681,517	8,648,240
Less: valuation allowance	(25,521,208)	(8,565,895)
Deferred tax assets, net of valuation allowance	160,309	82,345
Deferred tax liabilities:
Intangibles on account of business combination	(523,462)	—
Net deferred tax assets/ (liabilities)	(363,153)	82,345

Movement in net deferred tax assets:

	As of March 31, 2023	Recognized/ reversed through statements of operations	Impact of currency translation and acquisitions	As of December 31, 2023
Deferred tax assets:
Net operating loss carry forwards	8,480,316	16,653,882	—	25,134,198
Unabsorbed depreciation carry forwards	54,438	52,722	—	107,160
Retirement benefits	56,603	17,984	—	74,587
Depreciation and amortization	50,918	73,351	—	124,269
Fair value changes on convertible notes	—	—	—	—
Others	5,965	235,338	—	241,303
Less: valuation allowance	(8,565,895)	(16,955,313)	—	(25,521,208)
Deferred tax liabilities:
Intangibles on account of business combination	—	(523,462)	—	(523,462)
Acquisitions	—	606,512	(606,512)	—
Currency translation	—	(23,255)	23,255	—
Net deferred tax assets/ (liabilities)	82,345	137,759	(583,257)	(363,153)

Particulars	As of March 31, 2022	Recognized/ reversed through statements of operations	Impact of currency translation and acquisitions	As of March 31, 2023
Deferred tax assets:
Net operating loss carry forwards	5,742,033	2,738,283	—	8,480,316
Unabsorbed depreciation carry forwards	9,174	45,264	—	54,438
Retirement benefits	53,656	2,947	—	56,603
Depreciation and amortization	25,232	25,686	—	50,918
Fair value changes on convertible notes	3,967	(3,967)	—	—
Others	288,348	(282,383)	—	5,965
Less: valuation allowance	(6,052,307)	(2,513,588)	—	(8,565,895)
Deferred tax liabilities:
Intangibles on account of business combination	(117,729)	117,729	—	—
Currency translation	—	(1,286)	1,286	—
	(47,626)	128,685	1,286	82,345

The Company regularly reviews its deferred tax assets for recoverability based on historical taxable income, projected future taxable income, the expected timing of the reversals of existing taxable temporary differences and tax planning strategies. The Company’s judgement regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute the business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the Company’s income tax provision would increase or decrease in the period in which the assessment is changed. The Company’s valuation allowance increased by $16,955,313 during the nine months ended December 31, 2023 and $2,515,200 during the year ended March 31, 2023.

The Company has not provided U.S. income taxes and foreign withholding taxes on undistributed earnings of foreign subsidiaries because the Company intends to permanently reinvest such earnings outside the U.S.

Net operating loss and credit carry forwards

As of December 31, 2023, the Company has U.S. federal net operating loss carry forwards of approximately $85,158,720, of which none are subject to limitation under Internal Revenue Code Section 382 (IRC Section 382). The federal net operating loss carry forwards that were generated prior to the 2018 tax year will begin to expire in 2030 if not utilized. For net operating loss carry forwards arising in tax years beginning after December 31, 2017, the tax act limits the Company’s ability to utilize carryforwards to 80% of taxable income, however, these operating losses may be carried forward indefinitely. The state (Delaware) net operating loss carry forwards will begin to expire in 2032 if not utilized. The Company has foreign tax credits which will expire at the end of 8 years from the end of the assessment year in which these tax credits were originated.

Utilization of the net operating loss carry forwards may be subject to a substantial annual limitation due to the ownership change provisions of IRC Section 382 and similar state provisions. The annual limitation may result in the inability to fully offset future annual taxable income and could result in the expiration of net operating loss carryforwards before utilization. The Company continually reviews the impact to net operating losses of any ownership changes.

Unrecognized tax benefits

The Company has adopted authoritative guidance which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in the Company’s income tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company did not have any unrecognized tax benefits with a significant impact on its financial statements as of December 31, 2023 and 2022.

The Company’s major tax jurisdictions are India, the United Kingdom and the U.S. The U.S. federal, state and foreign jurisdictions have statutes of limitations that generally range from three to six years. Due to the Company’s net losses, substantially all of its federal and state income tax returns are subject to examination for federal and state purposes.

21.
Income taxes

The Company’s net loss before provision for income taxes for the years ended March 31, 2023 and 2022 were as follows:

Particulars	As of March 31, 2023	As of March 31, 2022
Domestic	(8,917,510)	(8,311,979)
Foreign	(5,325,906)	(1,469,642)
Total	(14,243,416)	(9,781,621)

The components of the provision for income taxes for the years ended March 31, 2023 and 2022, were as follows:

Particulars	As of March 31, 2023	As of March 31, 2022
Current:
Domestic	—	—
Foreign	86,420	114,422
	86,420	114,422
Deferred:
Domestic	—	(32,778)
Foreign	(128,685)	(56,687)
	(128,685)	(89,465)
Total provision for income taxes	(42,265)	24,957

The following is a reconciliation of the federal statutory income tax rate to the Company’s effective tax rate for the years ended March 31, 2023 and 2022:

Particulars	As of March 31, 2023	As of March 31, 2022
Federal statutory income tax rate	21.00%	21.00%
Non-deductible expenses	(4.08)%	1.57%
Valuation allowance	(17.65)%	(21.04)%
Foreign rate differential	1.24%	1.20%
Share warrants	(0.05)%	(3.66)%
Other	(0.17)%	0.68%
Total provision for income taxes	0.30%	(0.26)%

The components of the Company’s net deferred tax assets as of the years ended March 31, 2023 and 2022 were as follows:

Particulars	As of March 31, 2023	As of March 31, 2022
Deferred tax assets:
Net operating loss carryforwards	8,480,316	5,742,033
Unabsorbed depreciation carryforwards	54,438	9,174
Retirement benefits	56,603	53,656
Depreciation and amortization	50,918	25,232
Fair value changes on convertible notes	—	3,967
Others	5,965	288,348
Total deferred tax assets	8,648,240	6,122,410
Less: valuation allowance	(8,565,895)	(6,052,307)
Deferred tax assets, net of valuation allowance	82,345	70,103
Deferred tax liabilities:
Intangibles on account of business combination	—	(117,729)
Net deferred tax assets/ (liabilities)	82,345	(47,626)

Movement in net deferred tax assets:

	As of March 31, 2022	Recognised/ reversed through statements of operations	Impact of currency translation and acquisitions	As of March 31, 2023
Deferred tax assets:
Net operating loss carry forwards	5,742,033	2,738,283	—	8,480,316
Unabsorbed depreciation carry forwards	9,174	45,264	—	54,438
Retirement benefits	53,656	2,947	—	56,603
Depreciation and amortization	25,232	25,686	—	50,918
Fair value changes on convertible notes	3,967	(3,967)	—	—
Others	288,348	(282,383)	—	5,965
Less: valuation allowance	(6,052,307)	(2,513,588)	—	(8,565,895)
Deferred tax liabilities:
Intangibles on account of business combination	(117,729)	117,729	—	—
Currency translation	—	(1,286)	1,286	—
Net deferred tax assets/ (liabilities)	(47,626)	128,685	1,286	82,345

Particulars	As of March 31, 2021	Recognised/ reversed through statements of operations	Impact of currency translation and acquisitions	As of March 31, 2022
Deferred tax assets:
Net operating loss carry forwards	3,921,905	1,820,128	—	5,742,033
Unabsorbed depreciation carry forwards	8,399	775	—	9,174
Retirement benefits	27,311	26,344	—	53,656
Depreciation and amortization	15,919	9,314	—	25,232
Fair value changes on convertible notes	—	—	—	—
Fair value changes on convertible notes	—	3,967	—	3,967
Others	55,267	233,081	—	288,348
Less: valuation allowance	(3,994,222)	(2,058,085)	—	(6,052,307)
Deferred tax liabilities:
Intangibles on account of business combination	(11,039)	(106,690)	—	(117,729)
Gain on convertible notes	(32,778)	32,778	—	—
Currency translation	—	(1,131)	1,131	—
Acquisitions	—	128,985	(128,985)	—
	(9,238)	89,466	(127,854)	(47,626)

The Company regularly reviews its deferred tax assets for recoverability based on historical taxable income, projected future taxable income, the expected timing of the reversals of existing taxable temporary differences and tax planning strategies. The Company’s judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute the business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the Company’s income tax provision would increase or decrease in the period in which the assessment is changed. The Company’s valuation allowance increased by $2,515,200 and $2,058,085 during the years ended March 31, 2023 and 2022, respectively.

The Company has not provided U.S. income taxes and foreign withholding taxes on undistributed earnings of foreign subsidiaries because the Company intends to permanently reinvest such earnings outside the U.S.

Net operating loss and credit carry forwards

As of March 31, 2023, the Company has U.S. federal net operating loss carry forwards of approximately $32,549,767, of which none are subject to limitation under Internal Revenue Code Section 382 (IRC Section 382). The federal net operating loss carry forwards that were generated prior to the 2018 tax year will begin to expire in 2030 if not utilized. For net operating loss carry forwards arising in tax years beginning after December 31, 2017, the tax act limits the Company’s ability to utilize carry forwards to 80% of taxable income, however, these operating losses may be carried forward indefinitely. The state net operating loss carry forwards will begin to expire in 2032 if not utilized. The Company has foreign tax credits which will expire at the end of 8 years from the end of the assessment year in which these tax credits were originate.

Utilization of the net operating loss carry forwards may be subject to a substantial annual limitation due to the ownership change provisions of IRC Section 382 and similar state provisions. The annual limitation may result in the inability to fully offset future annual taxable income and could result in the expiration of net operating loss carry forwards before utilization. The Company continually reviews the impact to net operating losses of any ownership changes.

Unrecognized tax benefits

The Company has adopted authoritative guidance which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in the Company’s income tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company did not have any unrecognized tax benefits with a significant impact on its financial statements as of March 31, 2023 and 2022.

The Company’s major tax jurisdictions are India and the U.S. The U.S. federal, state and foreign jurisdictions have statutes of limitations that generally range from three to six years. Due to the Company’s net losses, substantially all of its federal and state income tax returns are subject to examination for federal and state purposes.